Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Right-of-use assets, net of amortization of $484,000 and $349,000	$ 3,140,000	$ 3,275,000	$ 2,173,000	$ 1,451,000
Short-term operating lease liabilities	505,000	391,000
Long-term operating lease liabilities	3,432,000	3,591,000
Total operating lease liabilities	$ 3,937,000	$ 3,982,000	$ 2,745,000	$ 1,457,000